Movements of RSUs (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Beginning Balance | shares	165,844	769,547	0
Number of RSUs, Granted | shares	603,703	1,556,164	167,849
Number of RSUs, Vested | shares		(257,489)
Number of RSUs, Forfeited | shares		(3,102)	(2,005)
Number of RSUs, Ending Balance | shares	769,547	2,065,120	165,844
Weighted Average Grant Price, Beginning Balance | $ / shares	$ 4.84	$ 3.25	$ 0
Weighted Average Grant Price, Granted | $ / shares	2.81	1.55	4.84
Weighted Average Grant Price, Vested | $ / shares		3.24
Weighted Average Grant Price, Forfeited | $ / shares		2.81	4.92
Weighted Average Grant Price, Ending Balance | $ / shares	$ 3.25	$ 1.97	$ 4.84